FEDERATED HIGH YIELD TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 30, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED HIGH YIELD TRUST (the "Trust")
            1933 Act File No. 2-91091
           1940 Act File No. 811-4018

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2003, that would have been filed under Rule 497(c), does not differ from the forms of Prospectus and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 32 on April 28, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                            Very truly yours,



                                            /s/ Andrew P. Cross
                                            Andrew P. Cross
                                            Assistant Secretary